                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:                         /  /   (a)
                 or fiscal year ending:               12/31/2008   (b)


Is this a transition report?                          (Y/N)   N
                                                            ----


Is this an amendment to a previous filing?   (Y/N)  N
                                                  ----


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form:


1. A. Registrant Name:   Allstate Life of New York Separate Account A
                         --------------------------------------------

   B. File Number:       811-07467
                         ---------

   C. Telephone Number:  516-451-5300
                         ------------

2. A. Street:            100 Motor Parkway
                         -----------------

   B.  City:             Hauppauge
                         ---------

   C.  State:            NY
                         --

   D.  Zip Code:         11788     Zip Ext: 5107
                         -----              ----

   E. Foreign Country:                         Foreign Postal Code:
                      ------------------------                     -------------


3. Is this the first filing on this form by Registrant?               (Y/N) N
                                                                           ---

4. Is this the last filing on this form by Registrant?                (Y/N) N
                                                                           ---

5. Is Registrant a small business investment company (SBIC)?          (Y/N) N
   [If answer is "Y" (Yes), complete only items 89 through 110.]           ---

6. Is Registrant a unit investment trust (UIT)?                       (Y/N) Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]           ---



SCREEN NUMBER:  01         PAGE NUMBER: 01

                                                   --------------------------
For period ending 12/31/2008                       |If filing more than one  |
                 --------------                    |                         |
File number 811-07467                              |Page 47, "X":      [ ]   |
                -----                              --------------------------


UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: Allstate Life Insurance Company of New York
                            -------------------------------------------

     B. [/] File Number (If any): 333-65381, 333-68344, 333-81970, 333-93889
                                  333-94785, 333-81592, 333-74411, 333-66710
                                  333-61698, 333-114627, 333-114629, 333-114626
                                  333-114630, 333-114624, 333-143228
                                  ------------------------------------------

     C. [/] City: Hauppauge     State:  NY       Zip Code: 11788   Zip Ext: 5107
                  -----------          ---                 -----            ----

        [/] Foreign Country:               Foreign Postal Code:
                            ---------------                      ---------------

111. A. [/] Depositor Name:

     B. [/] File Number (If any):

     C. [/] City:               State:      Zip Code:       Zip Ext:
                 ----------           ---            ------         ------------

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------

112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C. [/] City:               State:      Zip Code:       Zip Ext:
                 ----------           ---            ------         ------------

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------

112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C. [/] City:               State:      Zip Code:       Zip Ext:
                 ----------           ---            ------         ------------

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------


SCREEN NUMBER: 55 PAGE NUMBER: 47

                                                   --------------------------
For period ending 12/31/2008                       |If filing more than one  |
                 --------------                    |                         |
File number 811-07467                              |Page 48, "X":      [ ]   |
                -----                              --------------------------

113. A. [/] Trustee Name:

     B. [/] City:                 State:        Zip Code:       Zip Ext:
                 ----------             ---              ------         --------

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------

113. A. [/] Trustee Name:

     B. [/] City:                 State:        Zip Code:       Zip Ext:
                 ----------             ---              ------         --------

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------

114. A. [/] Principal Underwriter Name: Allstate Distributors, LLC
                                        --------------------------

     B. [/] File Number: 8-052029
                         --------

     C. [/] City: Northbrook       State: IL     Zip Code: 60062   Zip Ext: 3005
                  ----------             ------           ---------        -----

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------

114. A. [/] Principal Underwriter Name:

     B. [/] File Number:
                         --------

     C. [/] City:                 State:        Zip Code:         Zip Ext:
                 ----------             ------           ---------        ------

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------

115. A. [/] Independent Public Accountant Name: Deloitte & Touche LLP
                                                ---------------------

     B. [/] City:  Chicago       State: IL       Zip Code: 60601  Zip Ext: 6779
                 --------------         ----              -------         ------

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------

115. A. [/] Independent Public Accountant Name:

     B. [/] City:                 State:        Zip Code:       Zip Ext:
                 ----------             ---              ------         --------

        [/] Foreign Country:                 Foreign Postal Code:
                            -----------------                    ---------------



SCREEN NUMBER: 56  PAGE NUMBER: 48

                                                   --------------------------
For period ending 12/31/2008                       |If filing more than one  |
                 --------------                    |                         |
File number 811-07467                              |Page 49, "X":      [ ]   |
                -----                              --------------------------



116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies?(Y/N) N
                                                                        ----

     B. [/] Identify the family in 10 letters: ---------------------------------
            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company?(Y/N) Y
                                                                          ----

    If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts?(Y/N)  Y
                                             ----

     C. [/] Scheduled premium variable life contracts?  N
                                                      -----

     D. [/] Flexible premium variable life contracts?   N
                                                      -----

     E. [/] Other types of insurance products registered under the Securities Acts of 1933?(Y/N) N
                              ----

118. [/] State the number of series existing at the end of the period that had
         securities registered under the Securities Act of 1933          1
                                                               -----------

119. [/] State the number of new series for which registration statements under
         the Securities Act of 1933 became effective during the period         0
                                                                       ---------

120. [/] State the total value of the portfolio securities on the date of
         deposit for the new series included in item 119 ($000's omitted) $    0
                                                                          ------

121. [/] State the number of series for which a current prospectus was in
         existence at the end of the period     1
                                           ------

122. [/] State the number of existing series for which additional units were
         registered under the Securities Act of 1933 during the period    0
                                                                      -----



SCREEN NUMBER: 57 PAGE NUMBER: 49

                                                   --------------------------
For period ending 12/31/2008                       |If filing more than one  |
                 --------------                    |                         |
File number 811-07467                              |Page 50, "X":      [ ]   |
                -----                              --------------------------


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)$  0
                                  ----

124. [/] State the total value of units prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)$ 0
                                           ----

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)$ 0
                                                           ----

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
         ($000's omitted)$  0
                         ----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of     Total Assets   Total Income
                                   Series        ($000's        Distributions
                                   Investing     omitted)       ($000'S omitted)
                                   ---------     -----------    ----------------

A.  U.S. Treasury direct issue
                                   ---------     -----------    ----------------
B.  U.S. Government agency
                                   ---------     -----------    ----------------
C.  State and municipal tax-free
                                   ---------     -----------    ----------------
D.  Public utility debt
                                   ---------     -----------    ----------------
E.  Brokers or dealers debt or debt
    of brokers' or dealers' parent
                                   ---------     -----------    ----------------

F.  All other corporate intermed &
    long term debt
                                   ---------     -----------    ----------------
G.  All other corporate short-term
    debt
                                   ---------     -----------    ----------------
H.  Equity securities of brokers or
    dealers or parents of brokers
    or dealers
                                   ---------     -----------    ----------------
I.  Investment company equity
    securities
                                   ---------     -----------    ----------------
J.  All other equity securities                  $   530,181    $         63,945
                                   ---------     -----------    ----------------
K.  Other securities
                                   ---------     -----------    ----------------
L.  Total assets of all series of
    registrant                                   $   530,181    $         63,945
                                   ---------     -----------    ----------------








SCREEN NUMBER: 58 PAGE NUMBER:50

                                                   --------------------------
For period ending 12/31/2008                       |If filing more than one  |
                 --------------                    |                         |
File number 811-07467                              |Page 51, "X":      [ ]   |
                -----                              --------------------------



128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N) N
                     -----------------------------------------------------------

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)---------------------------------------------------

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)------------------------------------------

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 12,815
                                       ---------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


           811- 07467            811-               811-               811-
           811-                  811-               811-               811-
           811-                  811-               811-               811-
           811-                  811-               811-               811-
           811-                  811-               811-               811-
           811-                  811-               811-               811-
           811-                  811-               811-               811-
           811-                  811-               811-               811-






SCREEN NUMBER: 59 PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Northbrook and the State of Illinois on the 27th day of February, 2009.

                  Allstate Life of New York Separate Account A
                                  (Registrant)

                  Allstate Life Insurance Company of New York
                                  (Depositor)


BY:  /s/ Susan L. Lees
     ----------------------
     Susan L. Lees
     Vice President,
     General Counsel and Secretary